Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We maintain an equity award policy which establishes consistent policies and procedures with respect to the timing, structure, and process for the grant of equity-based awards, including for purposes of annual equity grants to our named executive officers. The grant date of our annual equity awards to our named executive officers is generally March 20th (or the next following trading date). Equity awards are not spring-loaded or otherwise timed to take advantage of material non-public information.
Award Timing Method	The grant date of our annual equity awards to our named executive officers is generally March 20th (or the next following trading date).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are not spring-loaded or otherwise timed to take advantage of material non-public information.
MNPI Disclosure Timed for Compensation Value	false